Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Contractual Maturities of Non-derivative Financial Liabilities

The following are the contractual maturities of non–derivative financial liabilities, including estimated interest payments. Amounts under the “Years” columns represent the contractual undiscounted cash flows of each liability.

As of December 31, 2018

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$119,866	$121,194	$121,194	$—	$—	$—	$—
Long–term Debt	3,300,422	3,992,304	627,272	595,696	645,103	690,558	1,433,675
Bonds	587,292	649,020	75,988	573,032	—	—	—

Total debt	4,007,580	4,762,518	824,454	1,168,728	645,103	690,558	1,433,675
Accounts payable	437,506	437,506	437,506	—	—	—	—
Accrued Expenses	108,707	108,707	108,707	—	—	—	—

Contractual maturities	$4,553,793	$5,308,731	$1,370,667	$1,168,728	$645,103	$690,558	$1,433,675

As of December 31, 2017

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$79,263	$80,459	$80,459	$—	$—	$—	$—
Long–term Debt	3,063,801	3,568,473	586,446	485,333	498,336	460,022	1,538,336
Bonds	609,049	732,149	81,062	78,140	572,947	—	—

Total debt	3,752,113	4,381,081	747,967	563,473	1,071,283	460,022	1,538,336
Accounts payable	140,848	140,848	140,848	—	—	—	—
Accrued Expenses	150,513	150,513	150,513	—	—	—	—

Contractual maturities	$4,043,474	$4,672,442	$1,039,328	$563,473	$1,071,283	$460,022	$1,538,336

Summary of Quantitative Data About Exposure to Currency Risk

The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group based on its risk management policy was as follows:

	December 31, 2018
	USD	Colombian Pesos	Euros	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$172,966	$33,822	$7,501	$16,430	$20,769	$26,463	$277,951
Accounts receivable, net of expected credit losses	186,841	56,862	6,863	6,843	33,632	38,909	329,950
Secured debt and bonds	(3,115,356)	(29,316)	(170,670)	—	—	(14,041)	(3,329,383)
Unsecured debt	(675,699)	(2,498)	—	—	—	—	(678,197)
Accrued expenses	(91,118)	(20,363)	(7,577)	(231)	(717)	(888)	(120,894)
Accounts payable	(505,789)	(97,830)	(22,293)	(5,471)	(16,203)	(92,115)	(739,701)

Net financial position exposure	$(4,028,155)	$(59,323)	$(186,176)	$17,571	$37,481	$(41,672)	$(4,260,274)

Sensitivity analysis
Change forecast in exchange rate		(4.03)%	(5.64)%	2.36%	(4.39)%
Effect on profit of the year		$2,391	$10,500	415	(1,645)

	December 31, 2017
	USD	Colombian Pesos	Euros	Venezuelan Bolivares	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$342,524	$70,957	$20,914	$11	$6,874	$19,468	$48,234	$508,982
Available-for-sale securities	—	—	—	55	—	—	—	55
Accounts receivable, net of expected credit losses	71,640	133,319	50,983	102	8,282	21,749	194,717	480,792
Secured debt and bonds	(2,931,194)	(61,784)	(127,416)	—	—	—	—	(3,120,394)
Unsecured debt	(628,767)	(2,952)	—	—	—	—	—	(631,719)
Accounts payable	(286,401)	(144,146)	(10,239)	(119)	(7,184)	(11,943)	(72,016)	(532,048)

Net financial position exposure	$(3,432,198)	$(4,606)	$(65,758)	$49	$7,972	$29,274	$170,935	$(3,294,332)

Sensitivity analysis
Change of 1% in exchange rate
Effect on profit of the year	$—	$(46)	$(658)	$—	$80	$293	$—	$—

Summary of Interest Rate Profile of the Company's Interest-bearing Financial Instruments

At the reporting date the interest rate profile of the Group’s interest–bearing financial instruments is:

Carrying amount – asset/(liability)	December 31, 2018	December 31, 2017

Fixed rate instruments
Financial assets	$68,706	$340,877
Financial liabilities	(3,162,548)	(3,003,336)
Interest rate swaps	5,063	2,990

Total	$(3,088,779)	$(2,659,469)

Floating rate instruments
Financial assets	14,798	$51,042
Financial liabilities	(845,031)	(748,777)

Total	$(830,233)	$(697,735)

Summary of Debt-to-capital Ratio of the Company

Following is a summary of the debt–to/capital ratio of the Group:

		December 31, 2018	December 31, 2017
Debt	16	$4,007,580	$3,752,113
Less: cash and cash equivalents and restricted cash	7	(277,951)	(514,447)

Total net debt		3,729,629	3,237,666
Total equity attributable to the Company		1,155,587	1,415,650

Total Capital		$4,885,216	$4,653,316

Net debt–to–capital ratio		76%	68%

Schedule of Fair Values of Financial Assets and Liabilities

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statement of financial position as of December 31, 2018 are as follows:

		December 31, 2018
	Notes	Carrying amount	Fair value
Financial assets
Investments	12	$67,306	$67,306
Derivative instruments	27	7,456	7,456
Plan assets	20	178,594	178,594

		$253.356	$253.356

Financial liabilities
Short term borrowings and long–term debt	16	$4,007,580	$4,022,707
Derivative instruments	28	(17)	(17)

		$4,007,563	$4,022,690

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statement of financial position as of December 31, 2017 are as follows:

		December 31, 2017
	Notes	Carrying amount	Fair value
Financial assets
Derivative instruments	27	23,539	23,539
Plan assets	20	189,697	189,697

		$213,236	$213,236

		December 31, 2017
	Notes	Carrying amount	Fair value
Financial liabilities
Short term borrowings and long–term debt	16	$3,752,113	$3,587,841
Derivative instruments	28	137	137

		$3,752,250	$3,587,978